MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) $ in Thousands	Dec. 31, 2016 USD ($) Investments	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 33,562	$ 25,738
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(218)	(157)
Investments with continuous unrealized losses for 12 months or greater, Fair value	3,338	40,007
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(34)	(327)
Total investments with continuous unrealized losses, Fair value	36,900	65,745
Total investments with continuous unrealized losses, unrealized losses	$ (252)	(484)
Number of investments with continuous unrealized loss for more than 12 months | Investments	3
Interest receivable	$ 866	852
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	20,118	16,041
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(139)	(64)
Investments with continuous unrealized losses for 12 months or greater, Fair value	2,325	15,660
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(28)	(139)
Total investments with continuous unrealized losses, Fair value	22,443	31,701
Total investments with continuous unrealized losses, unrealized losses	(167)	(203)
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	13,444	9,697
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(79)	(93)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,013	24,347
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(6)	(188)
Total investments with continuous unrealized losses, Fair value	14,457	34,044
Total investments with continuous unrealized losses, unrealized losses	$ (85)	$ (281)